Related Party Transactions (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Related Party Transaction [Line Items]
Outstanding receivables	$ 48		$ 673
Time charter and voyage expenses-related parties	3,662	$ 2,950
Other Liabilities, Current	$ 692		572
Percentage of broker commission	1.00%
Customer Concentration Risk [Member] | Revenues [Member] | CMA CGM [Member]
Related Party Transaction [Line Items]
Percentage of revenue	28.79%
CMA CGM [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Voting interest	0.00%
Technomar [Member]
Related Party Transaction [Line Items]
Number of ships under technical management	5
Management fees	$ 8,901	8,609
Outstanding receivables	48		673
Third Party Managers [Member]
Related Party Transaction [Line Items]
Management fees	981	739
Conchart [Member]
Related Party Transaction [Line Items]
Time charter and voyage expenses-related parties	3,662	$ 2,950
Other Liabilities, Current	$ 692		$ 572
Conchart [Member] | Poseidon Transaction [Member]
Related Party Transaction [Line Items]
Number of ships under technical management	19